Change in non-cash working capital	12 Months Ended
May 31, 2019
Change in non-cash working capital
Change in non-cash working capital

30.    Change in non-cash working capital

Change in non-cash working capital is comprised of:

	For the year ended
	May 31,
	2019	2018
Decrease (increase) in accounts receivable	$12,458	$(1,797)
Decrease (increase) in other current assets	5,715	(7,628)
Decrease (increase) in inventory, net of fair value adjustment	(22,151)	(7,045)
Decrease (increase) in biological assets, net of fair value adjustment	(17,322)	(367)
Increase (decrease) in accounts payable and accrued liabilities	(10,998)	3,764
Increase (decrease) in income taxes payable	(882)	2,662
Increase (decrease) in deferred revenue	11,689	—
	$(21,491)	$(10,411)